Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14:- SUBSEQUENT EVENTS

a.	On January 7, 2025, the Company raised gross proceeds of $33.1 million in an underwritten registered public offering, for the sale of 10,332,031 ordinary shares at a purchase price of $3.20 per share. The aggregate net proceeds received by us from the offering were $30.9 million, net of underwriting discounts and other offering costs.

b.	During January 2025, convertible bonds in the principal amount of NIS 78,462,184 were converted into 8,233,177 ordinary shares, and $22.4 million (including interest) were released from the escrow to the Company.

c.	On March 20, 2025, following approval by the holders of a majority of the outstanding bonds, the the Company and the trustee entered into an amendment to the deed of trust pursuant to which, among other changes, date by which the Company must meet the conditions to the release of the funds from escrow was extended from March 31, 2025 to December 31, 2025.